Interest in other entities - Summarised statement of financial position for joint venture (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 18, 2023
Joint venture
Trade and other receivables	$ 965		$ 314	$ 81
Property, plant and equipment	38		30	19
Right-of-use-assets	29		45	81
Total assets	22,124		4,656	2,989	$ 10,528
Trade and other payables	9,411		5,624	1,544	21,525
Borrowings	5,404		7,134	15,632
Lease liabilities			54	93
Total liabilities	19,905		34,071	19,217	21,734
Net assets	11,206				$ (11,206)
Reconciliation to carrying amounts:
Total comprehensive loss	(281,727)	$ (3,705)	(14,326)	(4,814)
Foreign exchange differences	(241)	232	891	1,379
Closing net assets	11,206
Vast's share in $			(255)
SiliconAurora
Joint venture
Trade and other receivables			9
Property, plant and equipment			34	40
Right-of-use-assets			1,360	1,454
Total assets			1,403	1,494
Trade and other payables			153	93
Borrowings			477	87
Lease liabilities			1,398	1,446
Total liabilities			2,028	1,626
Net assets			(625)	(132)
Reconciliation to carrying amounts:
Opening net assets	$ (625)	$ (132)	(132)	(1,021)
Total comprehensive loss			(508)	(751)
Debt to equity swap				1,532
Foreign exchange differences			15	108
Closing net assets			$ (625)	$ (132)
Vast's share in %			50.00%	50.00%
Vast's share in $			$ (317)	$ (66)
Goodwill			1,617	1,663
Carrying value of interest in joint venture			$ 1,300	$ 1,597